UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

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IVY FUNDS

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(Exact name of registrant as specified in charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

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(Address of principal executive offices) (Zip code)

David F. Connor

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report DECEMBER 31, 2021

Ticker
	Class A	Class B	Class C	Class I	Class R6
IVY FUNDS

Delaware Ivy Accumulative Fund	IATAX	IATBX	IATCX	IATIX	IATNX

Delaware Ivy Wilshire Global Allocation Fund	IWGAX	IWGBX	IWGCX	IWGIX	IWGNX

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting www.ivyinvestments.com or calling 1-888-923-3355. Investors should read the prospectus and the summary prospectus carefully before investing. You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.ivyinvestments.com/go-paperless-with-eDelivery for more information.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the “Ivy Funds”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	IVY FUNDS

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/ivy.

To view your shareholder statement online, go to www.ivyinvestments.com, log in to your account, and select “Statements,” or to view a mutual fund fee and expense calculator, visit https://tools.finra.org/fund_analyzer/.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of December 31, 2021, and subject to change for events occurring after such date. The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

2

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2021.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 6-30-21	Ending Account Value 12-31-21	Expenses Paid During Period*	Beginning Account Value 6-30-21	Ending Account Value 12-31-21	Expenses Paid During Period*
Delaware Ivy Accumulative Fund
Class A	$1,000	$1,016.10	$5.24	$1,000	$1,020.03	$5.25	1.03%
Class C	$1,000	$1,010.90	$10.16	$1,000	$1,015.12	$10.18	1.99%
Class I	$1,000	$1,016.70	$4.34	$1,000	$1,020.86	$4.34	0.87%
Class R6	$1,000	$1,017.60	$3.63	$1,000	$1,021.57	$3.64	0.72%

See footnotes on page 4.

2021	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 6-30-21	Ending Account Value 12-31-21	Expenses Paid During Period*	Beginning Account Value 6-30-21	Ending Account Value 12-31-21	Expenses Paid During Period*
Delaware Ivy Wilshire Global Allocation Fund
Class A	$1,000	$1,018.70	$1.92	$1,000	$1,023.29	$1.92	0.38%
Class C	$1,000	$1,015.10	$6.25	$1,000	$1,018.98	$6.26	1.23%
Class I	$1,000	$1,019.40	$0.40	$1,000	$1,024.80	$0.40	0.08%
Class R6	$1,000	$1,020.70	$0.40	$1,000	$1,024.80	$0.40	0.08%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2021, and divided by 365.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

4	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY ACCUMULATIVE FUND

ALL DATA IS AS OF DECEMBER 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	100.1%
Information Technology	49.3%
Consumer Discretionary	19.5%
Health Care	15.1%
Industrials	11.5%
Communication Services	4.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	-0.1%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Kornit Digital Ltd.	Industrials	Industrial Machinery
Progyny, Inc.	Health Care	Managed Health Care
Live Nation, Inc.	Communication Services	Movies & Entertainment
Intuit, Inc.	Information Technology	Application Software
DexCom, Inc.	Health Care	Health Care Equipment
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Ambarella, Inc.	Information Technology	Semiconductors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS	DELAWARE IVY ACCUMULATIVE FUND (in thousands)

DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 0.6%
Match Group, Inc. (A)	86	$11,372

Movies & Entertainment – 4.1%
Live Nation, Inc. (A)	637	76,291

Total Communication Services – 4.7%		87,663
Consumer Discretionary

Homebuilding – 2.6%
TopBuild Corp. (A)	177	48,931

Internet & Direct Marketing Retail – 9.1%
Amazon.com, Inc. (A)	39	131,250
Chewy, Inc., Class A (A)(B)	643	37,890

		169,140

Leisure Products – 3.2%
YETI Holdings, Inc. (A)	728	60,291

Restaurants – 4.6%
Chipotle Mexican Grill, Inc., Class A (A)	29	49,825
Darden Restaurants, Inc.	243	36,608

		86,433

Total Consumer Discretionary – 19.5%		364,795
Health Care

Biotechnology – 1.0%
Exact Sciences Corp. (A)	243	18,908

Health Care Equipment – 7.8%
DexCom, Inc. (A)	120	64,219
Insulet Corp. (A)	154	40,907
Tandem Diabetes Care, Inc. (A)	268	40,339

		145,465

Health Care Technology – 2.2%
Inspire Medical Systems, Inc. (A)	183	42,032

Managed Health Care – 4.1%
Progyny, Inc. (A)	1,526	76,823

Total Health Care – 15.1%		283,228
Industrials

Building Products – 1.9%
Trex Co., Inc. (A)	272	36,728

Industrial Machinery – 7.0%
Ingersoll-Rand, Inc.	601	37,187
Kornit Digital Ltd. (A)	615	93,653

		130,840

COMMON STOCKS (Continued)	Shares	Value
Trading Companies & Distributors – 2.6%
SiteOne Landscape Supply, Inc. (A)	202	$48,824

Total Industrials – 11.5%		216,392
Information Technology

Application Software – 12.6%
Bill.com Holdings, Inc. (A)	78	19,384
Five9, Inc. (A)	329	45,177
HubSpot, Inc. (A)	51	33,936
Intuit, Inc.	112	72,131
Trade Desk, Inc. (The), Class A (A)	166	15,239
Workday, Inc., Class A (A)	185	50,461

		236,328

Communications Equipment – 2.6%
Arista Networks, Inc. (A)	344	49,492

Data Processing & Outsourced Services – 7.7%
MasterCard, Inc., Class A	170	61,093
PayPal, Inc. (A)	256	48,311
Shift4 Payments, Inc., Class A (A)	611	35,374

		144,778

Internet Services & Infrastructure – 1.3%
Okta, Inc. (A)	17	3,886
Twilio, Inc., Class A (A)	74	19,423

		23,309

IT Consulting & Other Services – 2.5%
EPAM Systems, Inc. (A)	71	47,590

Semiconductors – 4.4%
Ambarella, Inc. (A)	298	60,362
Marvell Technology Group Ltd.	250	21,887

		82,249

Systems Software – 12.5%
Microsoft Corp.	552	185,530
ServiceNow, Inc. (A)	75	48,683

		234,213

Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	601	106,633

Total Information Technology – 49.3%		924,592

TOTAL COMMON STOCKS – 100.1%		$1,876,670
(Cost: $1,098,720)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds(D) – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (C)	32,676	$32,676

TOTAL SHORT-TERM SECURITIES – 1.7%		$32,676
(Cost: $32,676)

TOTAL INVESTMENT SECURITIES – 101.8%		$1,909,346
(Cost: $1,131,396)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8)%		(33,897)

NET ASSETS – 100.0%		$1,875,449

6	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY ACCUMULATIVE FUND (in thousands)

DECEMBER 31, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $32,878 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at December 31, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,876,670	$—	$—
Short-Term Securities	32,676	—	—
Total	$1,909,346	$—	$—

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	7

PORTFOLIO HIGHLIGHTS	DELAWARE IVY WILSHIRE GLOBAL ALLOCATION FUND

ALL DATA IS AS OF DECEMBER 31, 2021 (UNAUDITED)

Asset Allocation

Affiliated Mutual Funds	99.4%
Delaware Ivy International Core Equity Fund, Class R6	12.8%
Delaware Ivy Value Fund, Class R6	10.7%
Delaware Ivy Securian Core Bond Fund, Class R6	9.5%
Delaware Ivy Large Cap Growth Fund, Class R6	9.2%
Delaware Ivy Systematic Emerging Markets Equity Fund, Class R6	7.6%
Delaware Ivy Global Bond Fund, Class R6	7.0%
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund, Class R6	5.7%
Delaware Ivy Core Equity Fund, Class R6	5.6%
Delaware Ivy Total Return Bond Fund, Class R6	5.0%
Delaware Ivy International Value Fund, Class R6	4.4%
Delaware Ivy Government Securities Fund, Class R6	3.5%
Delaware Ivy Limited-Term Bond Fund, Class R6	3.0%
Delaware Ivy Smid Cap Core Fund, Class R6	3.0%
Delaware Ivy High Yield Fund, Class R6	2.5%
Delaware Ivy International Small Cap Fund, Class R6	2.4%
Delaware Ivy Corporate Bond Fund, Class R6	2.0%
Delaware Ivy Emerging Markets Local Currency Debt Fund, Class R6	2.0%
Delaware Ivy Mid Cap Growth Fund, Class R6	1.5%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	1.0%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	1.0%
Stocks	0.0%
Consumer Discretionary	0.0%
Bonds	0.1%
Corporate Debt Securities	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Fund’s prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

8	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY WILSHIRE GLOBAL ALLOCATION FUND (in thousands)

DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (A)(B)	—	*	$—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (A)(B)(C)(D)(E)(F)	73		—	*
Media Group Holdings LLC, Series T (A)(B)(C)(D)(E)(F)	9		—	*

			—	*

Total Consumer Discretionary – 0.0%			—	*

TOTAL COMMON STOCKS – 0.0%			$—	*
(Cost: $69,792)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	2,605		59,011
Delaware Ivy Corporate Bond Fund, Class R6	3,331		20,985
Delaware Ivy Emerging Markets Local Currency Debt Fund, Class R6	2,425		20,974
Delaware Ivy Global Bond Fund, Class R6	7,322		73,950
Delaware Ivy Government Securities Fund, Class R6	6,618		36,865
Delaware Ivy High Yield Fund, Class R6	2,683		26,558
Delaware Ivy International Core Equity Fund, Class R6	6,452		135,224

AFFILIATED MUTUAL FUNDS (Continued)	Shares	Value
Delaware Ivy International Small Cap Fund, Class R6	1,952	$25,711
Delaware Ivy International Value Fund, Class R6	2,473	46,120
Delaware Ivy Large Cap Growth Fund, Class R6	2,602	97,033
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	868	10,912
Delaware Ivy Limited-Term Bond Fund, Class R6	2,898	31,678
Delaware Ivy Mid Cap Growth Fund, Class R6	359	15,366
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	536	10,801
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund, Class R6	3,884	60,207
Delaware Ivy Securian Core Bond Fund, Class R6	9,217	99,912
Delaware Ivy Smid Cap Core Fund, Class R6	1,414	31,107
Delaware Ivy Systematic Emerging Markets Equity Fund, Class R6	2,959	80,125
Delaware Ivy Total Return Bond Fund, Class R6	5,367	52,601
Delaware Ivy Value Fund, Class R6	4,064	113,088

TOTAL AFFILIATED MUTUAL FUNDS – 99.4%		$1,048,228
(Cost: $862,141)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D,
0.000%, 10-2-23 (A)(G)	$7,285	$1,275

Total Consumer Discretionary – 0.1%		1,275

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$1,275
(Cost: $6,697)

SHORT-TERM SECURITIES	Shares
Money Market Funds (H) – 0.5%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.030%	5,281	5,281

TOTAL SHORT-TERM SECURITIES – 0.5%		$5,281
(Cost: $5,281)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,054,784
(Cost: $943,911)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(310)

NET ASSETS – 100.0%		$1,054,474

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	At December 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
COTA Racing & Entertainment LLC, Class B	9-18-14	—	*	$—	$—
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73		50,655	—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9		19,137	—	*

		Principal
Circuit of the Americas LLC, Series D, 0.000%, 10-02-23	9-11-14	$7,285		6,697	1,275

				$76,489	$1,275

    The total value of these securities represented 0.1% of net assets at December 31, 2021.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 5 of the Notes to Financial Statements.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

2021	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY WILSHIRE GLOBAL ALLOCATION FUND (in thousands)

DECEMBER 31, 2021 (UNAUDITED)

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Zero coupon bond.

(H)	Rate shown is the annualized 7-day yield at December 31, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$—	*
Affiliated Mutual Funds	1,048,228	—	—
Corporate Debt Securities	—	1,275	—
Short-Term Securities	5,281	—	—
Total	$1,053,509	$1,275	$—	*

During the period ended December 31, 2021, there were no transfers in or out of Level 3.

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF DECEMBER 31, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Delaware Ivy Accumulative Fund	Delaware Ivy Wilshire Global Allocation Fund(1)
ASSETS
Investments in unaffiliated securities at value+^	$1,909,346	$6,556
Investments in affiliated securities at value+	—	1,048,228
Investments at Value	1,909,346	1,054,784
Cash	—	7
Investment securities sold receivable	3,768	476
Dividends and interest receivable	7	148
Capital shares sold receivable	419	258
Receivable from affiliates	—	504
Receivable from securities lending income – net	5	—
Prepaid and other assets	91	51
Total Assets	1,913,636	1,056,228

LIABILITIES
Cash collateral on securities loaned at value	32,676	—
Capital shares redeemed payable	1,340	898
Independent Trustees and Chief Compliance Officer fees payable	323	453
Overdraft due to custodian	2,218	—
Distribution and service fees payable	10	5
Shareholder servicing payable	191	171
Investment management fee payable	35	2
Accounting services fee payable	22	15
Other liabilities	1,372	210
Total Liabilities	38,187	1,754
Total Net Assets	$1,875,449	$1,054,474

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,078,728	$945,907
Total Distributable Earnings	796,721	108,567
Total Net Assets	$1,875,449	$1,054,474

CAPITAL SHARES OUTSTANDING:
Class A	111,040	77,552
Class C	429	680
Class I	26,660	35,492
Class R6	16	7

NET ASSET VALUE PER SHARE:
Class A	$13.55	$9.24
Class C	$10.34	$8.68
Class I	$13.74	$9.36
Class R6	$13.67	$9.24

+COST
Investments in unaffiliated securities at cost	$1,131,396	$11,978
Investments in affiliated securities at cost	—	931,933
^Securities loaned at value	32,878	—

(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	11

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)

(In thousands)	Delaware Ivy Accumulative Fund		Delaware Ivy Wilshire Global Allocation Fund(1)
INVESTMENT INCOME
Dividends from unaffiliated securities	$2,326		$1
Dividends from affiliated securities	—		26,932
Foreign dividend withholding tax	(34)		—
Interest and amortization from unaffiliated securities	1		159
Securities lending income – net	74		—
Total Investment Income	2,367		27,092

EXPENSES
Investment management fee	6,750		301
Distribution and service fees:
Class A	1,984		930
Class B	—	*	1
Class C	24		32
Shareholder servicing:
Class A	542		577
Class B	2		— *
Class C	7		9
Class I	316		23
Class R6	—	*	N/A
Registration fees	51		42
Custodian fees	16		— *
Independent Trustees and Chief Compliance Officer fees	72		62
Accounting services fee	132		89
Professional fees	33		20
Third-party valuation service fees	—	*	—
Other	24		18
Total Expenses	9,953		2,104
Less:
Expenses in excess of limit	(1)		(504)
Total Net Expenses	9,952		1,600
Net Investment Income (Loss)	(7,585)		25,492

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	135,004		8
Investments in affiliated securities	—		21,536
Distributions of realized capital gains from affiliated securities	—		25,811
Foreign currency exchange transactions	9		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(95,186)		(112)
Investments in affiliated securities	—		(52,403)
Foreign currency exchange transactions	—	*	—
Net Realized and Unrealized Gain	39,827		(5,160)
Net Increase in Net Assets Resulting from Operations	$32,242		$20,332

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Accumulative Fund		Delaware Ivy Wilshire Global Allocation Fund(1)
(In thousands)	Six months ended 12-31-21 (Unaudited)	Year ended 6-30-21	Six months ended 12-31-21 (Unaudited)	Year ended 6-30-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(7,585)	$(9,541)	$25,492	$19,223
Net realized gain on investments	135,013	210,555	47,355	29,288
Net change in unrealized appreciation (depreciation)	(95,186)	450,805	(52,515)	218,800
Net Increase in Net Assets Resulting from Operations	32,242	651,819	20,332	267,311

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(198,760)	(74,107)	(46,626)	(21,626)
Class B	—	(24)	—	(29)
Class C	(714)	(254)	(367)	(202)
Class I	(49,090)	(18,622)	(22,311)	(11,423)
Class R6	(29)	(32)	(4)	(10)
Total Distributions to Shareholders	(248,593)	(93,039)	(69,308)	(33,290)
Capital Share Transactions	99,973	(45,229)	(30,601)	(135,276)
Net Increase (Decrease) in Net Assets	(116,378)	513,551	(79,577)	98,745
Net Assets, Beginning of Period	1,991,827	1,478,276	1,134,051	1,035,306
Net Assets, End of Period	$1,875,449	$1,991,827	$1,054,474	$1,134,051

(1)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	13

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY ACCUMULATIVE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2021 (unaudited)	$15.44	$(0.06)	$0.21	$0.15	$(0.10)	$(1.94)	$—	$(2.04)
Year ended 6-30-2021	11.18	(0.08)	5.07	4.99	—	(0.73)	—	(0.73)
Year ended 6-30-2020	10.57	(0.05)	1.54	1.49	—	(0.88)	—	(0.88)
Year ended 6-30-2019	10.47	0.00 *	1.25	1.25	(0.05)	(1.10)	—	(1.15)
Year ended 6-30-2018	10.09	0.05	1.08	1.13	(0.05)	(0.70)	—	(0.75)
Year ended 6-30-2017	9.27	0.04	1.22	1.26	(0.03)	(0.41)	—	(0.44)
Class C Shares
Six-month period ended 12-31-2021 (unaudited)	12.28	(0.11)	0.15	0.04	(0.04)	(1.94)	—	(1.98)
Year ended 6-30-2021	9.07	(0.17)	4.07	3.90	—	(0.69)	—	(0.69)
Year ended 6-30-2020	8.81	(0.12)	1.26	1.14	—	(0.88)	—	(0.88)
Year ended 6-30-2019	8.90	(0.08)	1.04	0.96	—	(1.05)	—	(1.05)
Year ended 6-30-2018	8.70	(0.05)	0.92	0.87	—	(0.67)	—	(0.67)
Year ended 6-30-2017	8.08	(0.05)	1.06	1.01	—	(0.39)	—	(0.39)
Class I Shares
Six-month period ended 12-31-2021 (unaudited)	15.63	(0.05)	0.22	0.17	(0.12)	(1.94)	—	(2.06)
Year ended 6-30-2021	11.31	(0.05)	5.11	5.06	—	(0.74)	—	(0.74)
Year ended 6-30-2020	10.65	(0.03)	1.57	1.54	—	(0.88)	—	(0.88)
Year ended 6-30-2019	10.55	0.03	1.25	1.28	(0.08)	(1.10)	—	(1.18)
Year ended 6-30-2018	10.16	0.07	1.08	1.15	(0.07)	(0.69)	—	(0.76)
Year ended 6-30-2017	9.32	0.06	1.23	1.29	(0.04)	(0.41)	—	(0.45)
Class R6 Shares
Six-month period ended 12-31-2021 (unaudited)	15.56	(0.04)	0.22	0.18	(0.13)	(1.94)	—	(2.07)
Year ended 6-30-2021	11.24	(0.05)	5.11	5.06	—	(0.74)	—	(0.74)
Year ended 6-30-2020	10.59	(0.02)	1.55	1.53	—	(0.88)	—	(0.88)
Year ended 6-30-2019	10.48	0.04	1.25	1.29	(0.08)	(1.10)	—	(1.18)
Year ended 6-30-2018(4)	10.29	0.03	0.16	0.19	—	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses

(4)	For the period from February 26, 2018 (commencement of operations of the class) through June 30, 2018.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2018.

14	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2021 (unaudited)	$13.55	1.61%	$1,504		1.03	%(5)	-0.79	%(5)	—%	—%	35%
Year ended 6-30-2021	15.44	45.48	1,578		1.04		-0.56		—	—	40
Year ended 6-30-2020	11.18	15.01	1,185		1.10		-0.50		—	—	85
Year ended 6-30-2019	10.57	13.86	1,141		1.11		0.02		—	—	123
Year ended 6-30-2018	10.47	11.66	1,119		1.10		0.43		1.11	0.42	79
Year ended 6-30-2017	10.09	14.02	1,148		1.09		0.42		1.11	0.40	102
Class C Shares
Six-month period ended 12-31-2021 (unaudited)	10.34	1.09	5		1.99	(5)	-1.77	(5)	—	—	35
Year ended 6-30-2021	12.28	43.94	5		2.03		-1.53		2.04	-1.54	40
Year ended 6-30-2020	9.07	13.99	3		2.06		-1.46		2.14	-1.54	85
Year ended 6-30-2019	8.81	12.88	3		2.07		-0.97		2.15	-1.05	123
Year ended 6-30-2018	8.90	10.45	3		2.07		-0.56		2.08	-0.57	79
Year ended 6-30-2017	8.70	12.96	5		2.06		-0.55		2.09	-0.58	102
Class I Shares
Six-month period ended 12-31-2021 (unaudited)	13.74	1.67	366		0.87	(5)	-0.63	(5)	—	—	35
Year ended 6-30-2021	15.63	45.60	409		0.87		-0.39		0.88	-0.40	40
Year ended 6-30-2020	11.31	15.38	289		0.87		-0.28		0.91	-0.32	85
Year ended 6-30-2019	10.65	14.07	261		0.87		0.25		0.91	0.21	123
Year ended 6-30-2018	10.55	11.91	240		0.87		0.65		0.92	0.60	79
Year ended 6-30-2017	10.16	14.28	271		0.87		0.64		0.91	0.60	102
Class R6 Shares
Six-month period ended 12-31-2021 (unaudited)	13.67	1.77	—	*	0.72	(5)	-0.48	(5)	—	—	35
Year ended 6-30-2021	15.56	45.97	—	*	0.74		-0.33		—	—	40
Year ended 6-30-2020	11.24	15.38	1		0.75		-0.18		—	—	85
Year ended 6-30-2019	10.59	14.31	—	*	0.75		0.40		—	—	123
Year ended 6-30-2018(4)	10.48	1.85	—	*	0.74	(5)	0.90	(5)	—	—	79	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	15

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY WILSHIRE GLOBAL ALLOCATION FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2021 (unaudited)	$9.71	$0.22	$(0.05)	$0.17	$(0.27)	$(0.37)	$—	$(0.64)
Year ended 6-30-2021	7.84	0.15	1.99	2.14	(0.15)	(0.12)	—	(0.27)
Year ended 6-30-2020	8.11	0.17	(0.07)	0.10	(0.18)	(0.19)	—	(0.37)
Year ended 6-30-2019	8.48	0.15	0.08	0.23	(0.17)	(0.43)	—	(0.60)
Year ended 6-30-2018	8.59	0.11	0.42	0.53	(0.16)	(0.48)	—	(0.64)
Year ended 6-30-2017	7.94	0.01	0.64	0.65	—	—	—	—
Class C Shares
Six-month period ended 12-31-2021 (unaudited)	9.12	0.17	(0.04)	0.13	(0.20)	(0.37)	—	(0.57)
Year ended 6-30-2021	7.39	0.08	1.86	1.94	(0.09)	(0.12)	—	(0.21)
Year ended 6-30-2020	7.68	0.10	(0.08)	0.02	(0.12)	(0.19)	—	(0.31)
Year ended 6-30-2019	8.04	0.08	0.09	0.17	(0.10)	(0.43)	—	(0.53)
Year ended 6-30-2018	8.15	0.05	0.39	0.44	(0.07)	(0.48)	—	(0.55)
Year ended 6-30-2017	7.60	(0.05)	0.60	0.55	—	—	—	—
Class I Shares
Six-month period ended 12-31-2021 (unaudited)	9.85	0.24	(0.06)	0.18	(0.30)	(0.37)	—	(0.67)
Year ended 6-30-2021	7.94	0.18	2.02	2.20	(0.17)	(0.12)	—	(0.29)
Year ended 6-30-2020	8.22	0.20	(0.09)	0.11	(0.20)	(0.19)	—	(0.39)
Year ended 6-30-2019	8.58	0.18	0.09	0.27	(0.20)	(0.43)	—	(0.63)
Year ended 6-30-2018	8.70	0.15	0.41	0.56	(0.20)	(0.48)	—	(0.68)
Year ended 6-30-2017	8.01	0.04	0.65	0.69	—	—	—	—
Class R6 Shares
Six-month period ended 12-31-2021 (unaudited)	9.72	0.23	(0.04)	0.19	(0.30)	(0.37)	—	(0.67)
Year ended 6-30-2021	7.84	0.18	1.99	2.17	(0.17)	(0.12)	—	(0.29)
Year ended 6-30-2020	8.12	0.19	(0.08)	0.11	(0.20)	(0.19)	—	(0.39)
Year ended 6-30-2019	8.48	0.18	0.08	0.26	(0.19)	(0.43)	—	(0.62)
Year ended 6-30-2018(5)	8.72	0.03	(0.27)	(0.24)	—	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Does not include expenses of underlying Delaware Ivy Funds in which the Fund invests.

(4)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(5)	For the period from February 26, 2018 (commencement of operations of the class) through June 30, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2018.

(8)	Expense ratio based on the period excluding litigation expenses reimbursement was 0.38%.

(9)	Expense ratio based on the period excluding litigation expenses reimbursement was 1.19%.

(10)	Expense ratio based on the period excluding litigation expenses reimbursement was 0.08%.

16	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver(3)		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)(4)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2021 (unaudited)	$9.24	1.83%	$716		0.38	%(6)	4.55	%(6)	0.50	%(6)	4.43	%(6)	15%
Year ended 6-30-2021	9.71	27.59	756		0.32	(8)	1.65		0.35		1.62		20
Year ended 6-30-2020	7.84	0.95	686		0.38		2.12		0.42		2.08		33
Year ended 6-30-2019	8.11	3.52	820		0.40		1.89		0.44		1.85		36
Year ended 6-30-2018	8.48	6.14	972		0.41		1.27		0.45		1.23		35
Year ended 6-30-2017	8.59	8.19	1,080		1.16		0.15		1.21		0.10		156
Class C Shares
Six-month period ended 12-31-2021 (unaudited)	8.68	1.47	6		1.23	(6)	3.60	(6)	1.38	(6)	3.45	(6)	15
Year ended 6-30-2021	9.12	26.45	7		1.13	(9)	0.96		1.16		0.93		20
Year ended 6-30-2020	7.39	0.02	8		1.20		1.32		1.23		1.29		33
Year ended 6-30-2019	7.68	2.91	11		1.19		1.07		1.21		1.05		36
Year ended 6-30-2018	8.04	5.31	14		1.18		0.64		1.22		0.60		35
Year ended 6-30-2017	8.15	7.24	26		1.97		-0.65		2.06		-0.74		156
Class I Shares
Six-month period ended 12-31-2021 (unaudited)	9.36	1.90	332		0.08	(6)	4.76	(6)	—		—		15
Year ended 6-30-2021	9.85	28.09	371		0.03	(10)	1.95		0.06		1.92		20
Year ended 6-30-2020	7.94	1.13	339		0.07		2.42		0.12		2.37		33
Year ended 6-30-2019	8.22	3.98	426		0.07		2.22		0.12		2.17		36
Year ended 6-30-2018	8.58	6.43	534		0.09		1.59		0.15		1.53		35
Year ended 6-30-2017	8.70	8.61	630		0.83		0.48		0.88		0.43		156
Class R6 Shares
Six-month period ended 12-31-2021 (unaudited)	9.24	2.03	—	*	0.08	(6)	4.75	(6)	0.09	(6)	4.74	(6)	15
Year ended 6-30-2021	9.72	28.06	—	*	0.02		2.04		0.05		2.01		20
Year ended 6-30-2020	7.84	1.14	—	*	0.07		2.42		0.10		2.39		33
Year ended 6-30-2019	8.12	3.95	—	*	0.07		2.25		0.09		2.23		36
Year ended 6-30-2018(5)	8.48	-2.75	—	*	0.25	(6)	0.91	(6)	0.36	(6)	0.80	(6)	35	(7)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	17

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

DECEMBER 31, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Delaware Ivy Accumulative Fund and Delaware Ivy Wilshire Global Allocation Fund (each, a “Fund”) are two series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Delaware Management Company (“DMC” or the “Manager”).

Each Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) will be imposed on certain purchases that are subsequently redeemed within a certain time period, all as more fully set forth in the Fund’s prospectus. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I and Class R6 shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A and C have a distribution and service plan. Class I shares and Class R6 shares are not included in the plan. With certain exceptions described in the Prospectus, Class C shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States

18	SEMIANNUAL REPORT	2021

of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Due from broker”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statements of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

There is a risk that changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (“EONIA”)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems.

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Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has determined that no material events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities

20	SEMIANNUAL REPORT	2021

or financial instruments should be re-evaluated in light of such significant events. DMC, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which values are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a

2021	SEMIANNUAL REPORT	21

comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3, if any, occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2, if any, occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statements of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	BASIS OF CONSOLIDATION FOR THE DELAWARE IVY WILSHIRE GLOBAL ALLOCATION FUND

WRA ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Delaware Ivy Wilshire Global Allocation Fund (referred to as “the Fund” in

22	SEMIANNUAL REPORT	2021

this subsection). The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2021 of the Company to the Fund (amounts in thousands).

Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Company Net Assets	Percentage of Fund Net Assets
WRA ASF III (SBP), LLC	4-9-13	4-23-13	$1,054,474	$7	0.00%

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. DMC serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

•

Delaware Ivy Accumulative Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

•

Delaware Ivy Wilshire Global Allocation Fund: For the Private Equity Segment: 0.70% of net assets of this segment up to $1 billion; 0.65% of net assets of this segment over $1 billion and up to $2 billion; 0.60% of net assets of this segment over $2 billion and up to $3 billion; and 0.55% of net assets of this segment over $3 billion.

For the Multi-Asset Segment, the Fund’s cash on hand and all other Fund assets other than the Private Equity Segment: 0.06% of net assets of this segment up to $500 million; 0.05% of net assets of this segment over $500 million and up to $1 billion; 0.04% of net assets of this segment over $1 billion and up to $2 billion; and 0.03% of net assets of this segment over $2 billion.

Under an agreement between DMC and Wilshire, Wilshire serves as subadviser for the Multi-Asset Segment of the Delaware Ivy Wilshire Global Allocation Fund. The subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the subadviser.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Independent Trustees and Chief Compliance Officer Fees. Through April 30, 2021, fees paid to the Independent Trustees could be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund recorded its portion of the deferred fees as a liability on the Statements of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statements of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statements of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, Delaware Ivy Accumulative Fund (and Delaware Ivy Wilshire Global Allocation Fund prior to May 18, 2017), pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

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In addition, for each class of shares in excess of one, the Delaware Ivy Accumulative Fund (and the Delaware Ivy Wilshire Global Allocation Fund prior to May 18, 2017) pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Effective May 18, 2017, under the Accounting and Administrative Services Agreement for the Delaware Ivy Wilshire Global Allocation Fund, the Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.748	$11.550	$17.748	$24.198	$31.602	$41.250	$48.150	$60.798	$74.250

In addition, for each class of shares in excess of one, effective May 18, 2017, the Delaware Ivy Wilshire Global Allocation Fund pays WISC a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Delaware Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Delaware Distributors, L.P. (“DDLP”) for Class A shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate DDLP for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay DDLP a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate DDLP for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, DDLP receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to DDLP. During the period ended December 31, 2021, DDLP received the following amounts in sales commissions and CDSCs:

	Gross Sales	CDSC					Commissions
	Commissions	Class A		Class B	Class C		Paid(1)
Delaware Ivy Accumulative Fund	$28	$—	*	$—	$—	*	$—
Delaware Ivy Wilshire Global Allocation Fund	32	2		—	1		—

*	Not shown due to rounding.

(1)	DDLP reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

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Expense Reimbursements and/or Waivers. DMC, the Funds’ investment manager, DDLP, the Funds’ distributor, and/or WRSCO, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, and extraordinary expenses, if any).

In the table below, Delaware Ivy Accumulative Fund’s expense limits exclude acquired fund fees and expenses, while Delaware Ivy Wilshire Global Allocation Fund’s expense limits include acquired fund fees and expenses. Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the underlying Delaware Ivy Funds in which the Delaware Ivy Wilshire Global Allocation Fund invests. Fund and class expense limitations and related waivers/reimbursements for the period ended December 31, 2021 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Delaware Ivy Accumulative Fund	Class B	Contractual	10-1-2016	10-29-2022	2.18%	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-1-2016	10-29-2022	1.99%(1)	—		N/A
	Class I	Contractual	10-1-2016	10-29-2022	0.87%	—		N/A
Delaware Ivy Wilshire Global Allocation Fund	All Classes	Contractual	5-18-2017	10-29-2022	N/A	$76	(2)	Investment Management Fee
	Class A	Contractual	5-18-2017	10-29-2022	1.13%	400		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	10-1-2016	10-29-2022	2.12%	—		N/A
	Class C	Contractual	10-1-2016	10-29-2022	1.96%	4		N/A
	Class I	Contractual	10-1-2016	10-29-2022	0.83%	24		Shareholder Servicing

(1)	Reflects the lower expense limit which went into effect October 29, 2021. Prior to October 29, 2021, the expense limit in effect was 2.03%.

(2)	Due to Class A, Class B, Class and/or Class I contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the funds as a reimbursement but not paid as of December 31, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Delaware Ivy Funds, Delaware Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds have not utilized the Interfund Lending Program from the period July 1, 2021 to December 31, 2021. Additionally, no interfund loans are outstanding as of December 31, 2021.

7.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended December 31, 2021 follows:

	6-30-21 Value	Gross Additions	Gross Reductions		Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	12-31-21 Value		Distributions Received	Capital Gain Distributions
Delaware Ivy Wilshire Global Allocation Fund
Media Group Holdings LLC, Series H(1)(2)(3)	$—	$—	$47	(4)	$—	$—	$—	*	$—	$—
Media Group Holdings LLC, Series T(1)(2)(3)	—	—	—		—	—	—	*	—	—
Delaware Ivy Core Equity Fund, Class R6	50,971	12,890	5,205		161	194	59,011		1,576	4,493
Delaware Ivy Corporate Bond Fund, Class R6	34,108	1,604	13,888		633	(1,472)	20,985		453	468
Delaware Ivy Systematic Emerging Markets Equity Fund, Class R6	109,663	6,195	23,525		539	(12,747)	80,125		780	—

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	6-30-21 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	12-31-21 Value	Distributions Received	Capital Gain Distributions
Delaware Ivy Emerging Markets Local Currency Debt Fund, Class R6	$33,805	$1,294	$12,313	$(636)	$(1,176)	$20,974	$—	$—
Delaware Ivy Global Bond Fund, Class R6	56,146	25,714	6,332	(75)	(1,503)	73,950	1,051	—
Delaware Ivy Government Securities Fund, Class R6	50,398	1,498	14,676	(88)	(267)	36,865	269	—
Delaware Ivy High Yield Fund, Class R6	33,862	2,050	8,219	208	(1,343)	26,558	1,539	29
Delaware Ivy International Core Equity Fund, Class R6	148,549	8,720	18,968	1,502	(4,579)	135,224	3,766	—
Delaware Ivy International Small Cap Fund, Class R6	34,099	4,570	8,340	1,869	(6,487)	25,711	1,954	2,182
Delaware Ivy International Value Fund, Class R6	50,688	2,604	4,586	104	(2,690)	46,120	1,258	—
Delaware Ivy Large Cap Growth Fund, Class R6	93,705	8,626	9,092	2,918	876	97,033	2,896	5,290
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	11,441	194	1,474	200	551	10,912	194	—
Delaware Ivy Limited-Term Bond Fund, Class R6	—	34,728	2,694	(14)	(342)	31,678	170	—
Delaware Ivy Mid Cap Growth Fund, Class R6	17,394	1,630	2,872	1,433	(2,219)	15,366	241	1,389
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	11,062	441	1,296	398	196	10,801	175	148
Delaware Ivy Total Return Bond Fund, Class R6	61,723	2,111	8,792	(49)	(2,392)	52,601	885	522
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	10,600	935	12,259	2,557	(1,833)	—	45	—
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund, Class R6	66,708	4,064	12,054	3,431	(1,942)	60,207	2,097	1,966
Delaware Ivy Securian Core Bond Fund, Class R6	118,551	4,006	21,200	32	(1,477)	99,912	1,243	199
Delaware Ivy Smid Cap Core Fund, Class R6	10,901	26,867	1,695	(49)	(4,917)	31,107	2,987	1,739
Delaware Ivy Small Cap Growth Fund, Class R6	11,268	186	11,471	4,487	(4,470)	—	—	—
Delaware Ivy Value Fund, Class R6	112,304	15,907	14,734	1,975	(2,364)	113,088	3,353	7,386

	$1,127,946			$21,536	$(52,403)	$1,048,228	$26,932	$25,811

*	Not shown due to rounding.

(1)	No dividends were paid during the preceding 12 months

(2)	Securities whose value was determined using significant unobservable inputs

(3)	Restricted securities.

(4)	The amount shown of $47 represents a return of capital.

26	SEMIANNUAL REPORT	2021

8.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended December 31, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Delaware Ivy Accumulative Fund	$—	$678,056	$—	$830,260
Delaware Ivy Wilshire Global Allocation Fund	—	166,833	—	215,684

9.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Fund may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statements of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of December 31, 2021 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of December 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Delaware Ivy Accumulative Fund	$32,878	$32,676	$907	$33,583

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

10.	RELATED PARTY TRANSACTIONS (All amounts in thousands)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees or common officers, complies with

2021	SEMIANNUAL REPORT	27

Rule 17a-7 under the Act. Further, as defined under such procedures, each transaction is effected at the current market price. During the period ended December 31, 2021, the Fund below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund	Purchases	Sales	Realized Gain (Loss)
Delaware Ivy Accumulative Fund	$309,313	$—	$—

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Delaware Ivy Accumulative Fund				Delaware Ivy Wilshire Global Allocation Fund
	Six months ended 12-31-21 (Unaudited)		Year ended 6-30-21		Six months ended 12-31-21 (Unaudited)		Year ended 6-30-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	982	$15,160	3,834	$53,023	984	$9,550	3,215	$28,751
Class B	—	—	1	9	— *	— *	1	6
Class C	22	279	130	1,441	44	407	98	819
Class I	2,077	32,775	7,033	97,161	1,002	9,862	3,077	27,731
Class R6	—	—	—	—	1	13	1	7
Shares issued in reinvestment of distributions to shareholders:
Class A	15,175	196,055	5,138	69,817	5,123	46,513	2,415	21,301
Class B	—	—	2	24	—	—	3	29
Class C	72	714	23	253	43	365	24	200
Class I	3,731	48,917	1,326	18,234	2,417	22,235	1,266	11,308
Class R6	2	28	1	15	— *	4	— *	2
Shares redeemed:
Class A	(7,320)	(111,050)	(12,714)	(174,951)	(6,480)	(62,974)	(15,246)	(135,017)
Class B	(14)	(169)	(40)	(428)	(54)	(488)	(189)	(1,556)
Class C	(51)	(630)	(115)	(1,274)	(137)	(1,244)	(464)	(3,929)
Class I	(5,307)	(82,088)	(7,794)	(108,115)	(5,559)	(54,831)	(9,443)	(84,650)
Class R6	(1)	(18)	(31)	(438)	(1)	(13)	(29)	(278)
Net increase (decrease)	9,368	$99,973	(3,206)	$(45,229)	(2,617)	$(30,595)	(15,271)	$(135,276)

*	Not shown due to rounding.

12.	BORROWINGS

On November 1, 2021, the Delaware Ivy Accumulative Fund was added (by way of amendment) as an additional participant to a $355,000,000 revolving line of credit (Agreement). The Agreement also includes certain other funds in the Delaware Funds (together with the Delaware Ivy Accumulative Fund, the Participants) and is intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on October 31, 2022. The Portfolios had no amounts outstanding as of December 31, 2021, or at any time during the year then ended.

28	SEMIANNUAL REPORT	2021

13.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Delaware Ivy Accumulative Fund	$1,153,668	$772,139	$16,461	$755,678
Delaware Ivy Wilshire Global Allocation Fund	982,613	167,848	95,670	72,178

For Federal income tax purposes, the Funds’ undistributed earnings and profit for the year ended June 30, 2021 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Delaware Ivy Accumulative Fund	$94,491	$68,037	$—	$—	$—
Delaware Ivy Wilshire Global Allocation Fund	8,134	26,219	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended June 30, 2021 and 2020 were as follows:

	June 30, 2021		June 30, 2020
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Delaware Ivy Accumulative Fund	$30,790	$62,249	$—	$111,091
Delaware Ivy Wilshire Global Allocation Fund	19,205	14,085	25,830	26,130

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

2021	SEMIANNUAL REPORT	29

PROXY VOTING INFORMATION	IVY FUNDS

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

30	SEMIANNUAL REPORT	2021

DELAWARE FUNDS BY MACQUARIE FAMILY

Domestic Equity Funds

Delaware Ivy Accumulative Fund

Delaware Ivy Core Equity Fund

Delaware Ivy Large Cap Growth Fund

Delaware Ivy Mid Cap Growth Fund

Delaware Ivy Mid Cap Income Opportunities Fund

Delaware Ivy Small Cap Growth Fund

Delaware Ivy Smid Cap Core Fund

Delaware Ivy Value Fund

Global/International Funds

Delaware Ivy Emerging Markets Local Currency Debt Fund

Delaware Ivy Global Equity Income Fund

Delaware Ivy Global Growth Fund

Delaware Ivy International Core Equity Fund

Delaware Ivy International Small Cap Fund

Delaware Ivy International Value Fund

Delaware Ivy Managed International Opportunities Fund

Delaware Ivy Systematic Emerging Markets Equity Fund

Index Funds

Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund

Delaware Ivy ProShares MSCI ACWI Index Fund

Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund

Delaware Ivy ProShares S&P 500 Bond Index Fund

Delaware Ivy S&P 500 Dividend Aristocrats Index Fund

Specialty Funds

Delaware Ivy Asset Strategy Fund

Delaware Ivy Balanced Fund

Delaware Ivy Energy Fund

Delaware Ivy LaSalle Global Real Estate Fund

Delaware Ivy Multi-Asset Income Fund

Delaware Ivy Natural Resources Fund

Delaware Ivy Science and Technology Fund

Delaware Ivy Securian Real Estate Securities Fund

Delaware Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Delaware Ivy California Municipal High Income Fund

Delaware Ivy Corporate Bond Fund

Delaware Ivy Crossover Credit Fund

Delaware Ivy Global Bond Fund

Delaware Ivy Government Securities Fund

Delaware Ivy High Income Fund

Delaware Ivy High Yield Fund

Delaware Ivy Limited-Term Bond Fund

Delaware Ivy Municipal Bond Fund

Delaware Ivy Municipal High Income Fund

Delaware Ivy Securian Core Bond Fund

Delaware Ivy Strategic Income Fund

Delaware Ivy Targeted Return Bond Fund

Money Market Funds

Delaware Ivy Cash Management Fund

Delaware Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Delaware Management Company and distributed by Delaware Distributors, L.P.

2021	SEMIANNUAL REPORT	31

SEMIANN-ACCWIL (12/21)

ITEM 2.  CODE OF ETHICS

Required in annual report only.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS
(Registrant)

By	/s/David F. Connor
David F. Connor, Secretary

Date:	March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Shawn K. Lytle
Shawn K. Lytle, President and Principal Executive Officer

Date:	March 3, 2022

By	/s/Richard Salus
Richard Salus, Senior Vice President and Principal Financial Officer

Date:	March 3, 2022